ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS

NOTE 3 – ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS

On March 6, 2018, the Company entered into an asset purchase agreement to sell the prepaid card business for total consideration of C$400,000, comprised of C$200,000 upon closing, C$100,000 12 months from the date of closing and the equivalent of C$100,000 in shares. A former Director and Chief Executive Officer was related to an officer of the acquirer of the prepaid card business. The transaction was approved by the Board of Directors at the time. The Company has determined that the prepaid card business represents a component and is a reportable segment of the Company. The transaction completed in March 2018. As of March 31, 2018, the Company received C$200,000 ($152,871).

During the first quarter of 2018, the Company implemented a plan to abandon the mobility solution operation. The Company has determined that the mobility solution operation represents a component and a reportable segment of the Company. According to the plan of abandonment, the Company gradually ceased accepting any new business during first quarter of 2018 and settled all the remaining orders and obligations from mobility solution by end of March 2018.

The Company determined that the disposal of prepaid card business and abandonment of mobility solution operations represents a strategical shift of the Company’s business operations. The prepaid card and mobility solution operations were part of the Company’s plan of disposal and both met the held-for-sale criteria within a short period of time, therefor, the two operations were accounted for, presented and disclosed as discontinued operations.

A reconciliation of the carrying amounts of major classes of assets and liabilities of the discontinued operations to total assets and liabilities of the disposal group classified as discontinued that are presented separately in the consolidated balance Sheets is as below:

	September 30, 2019	December 31, 2018
	(unaudited)	(audited)

Major classes of assets included in discontinued operations:
Cash held in trust and customer deposits	$—	$—
Accounts receivable	—	—
Equipment (note 5)	—	—
Intangible assets (note 6)	—	—
Total assets of the from discontinued operations	$—	$—

Major classes of liabilities included in discontinued operations
Accounts payable and accrued liabilities	—	—
Client funds	—	—
Total liabilities from discontinued operations	—	—

A reconciliation of the major classes of line items constituting net loss from discontinued operations to net loss from discontinued operations that are presented in the consolidated statements of operations and comprehensive loss is as below:

	September 30, 2019	September 30, 2018
	(unaudited)	(unaudited)
	$	$
Major classes of line items constituting net loss from discontinued operations
Revenue
Gross prepaid card revenue (note 2)	—	98,502
Commissions and agent fees (note 2)	—	(26,511)
Mobility products revenue (note 2)	—	325,058
Fees and other revenue (note 2)	—	—
Mobility product commissions (note 2)	—	40,486
Net revenue	—	437,535
Processing and card fees	—	(118,765)
Mobility products cost of goods sold	—	(351,767)
Gross margin	—	(32,997)

Expenses
Impairment goodwill and trademark	—	—
Salaries and consultants	—	(190,525)
Rent and occupancy costs	—	—
Depreciation and amortization	—	—
Office and sundry expenses and other	—	(199,250)
Loss on disposal of assets	—	(13,771)
	—	(403,546)
Net loss from discontinued operations that are presented in the consolidated statements of operations and comprehensive loss	—	(436,543)